FAIR VALUE MEASUREMENT - Fair value of derivative instruments on the consolidated balance sheets (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 7,977	$ 27,111
Total derivatives liability	13,698	6,480
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	4,166	12,316
Derivative assets - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	1
Derivative assets - current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		3,416
Derivative assets - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	594	468
Derivative assets - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	3,216	10,911
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	13,480	5,120
Derivative liabilities - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 218
Derivative liabilities - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		1,001
Derivative liabilities - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		$ 359